CONVERTIBLE PROMISSORY NOTES (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%	8.00%
Long-term Debt, Gross	$ 339,000	$ 3,333,332	$ 0
Debt Instrument, Unamortized Discount		0	(50,467)
Convertible Promissory Notes Payable Current	114,000	124,393	768,892
Convertible Promissory Notes Payable Issuance One [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jun. 05, 2013	Jun. 05, 2013
Debt Instrument, Maturity Date	Dec. 02, 2013	Dec. 02, 2013
Debt Instrument, Interest Rate, Stated Percentage	6.00%	6.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Fixed at $0.02	Fixed at $0.02
Long-term Debt, Gross	20,000	20,000	0
Convertible Promissory Notes Payable Issuance Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Nov. 04, 2012	Nov. 04, 2012
Debt Instrument, Maturity Date	May 03, 2013	May 03, 2013
Debt Instrument, Interest Rate, Stated Percentage	6.00%	6.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Fixed at $0.01	Fixed at $0.01
Long-term Debt, Gross	0	10,173	10,173
Convertible Promissory Notes Payable Issuance Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Aug. 23, 2012	Aug. 23, 2012
Debt Instrument, Maturity Date	Feb. 19, 2013	Feb. 19, 2013
Debt Instrument, Interest Rate, Stated Percentage	6.00%	6.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Fixed at $0.015	Fixed at $0.015
Long-term Debt, Gross	50,000	50,000	50,000
Convertible Promissory Notes Payable Issuance Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Nov. 01, 2012	Nov. 01, 2012
Debt Instrument, Interest Rate, Stated Percentage	0.00%	0.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Refundable excess payment	Variable conversion price
Long-term Debt, Gross	1,000	720	720
Debt Instrument Maturity	On Demand	On Demand
Convertible Promissory Notes Payable Issuance Five [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jun. 06, 2011	Jun. 06, 2011
Debt Instrument, Maturity Date	Jun. 06, 2013	Jun. 06, 2013
Debt Instrument, Interest Rate, Stated Percentage	5.00%	5.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Variable at $0.04	Fixed at $0.04
Long-term Debt, Gross	10,000	10,000	10,000
Convertible Promissory Notes Payable Issuance Six [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Apr. 11, 2011	Apr. 11, 2011
Debt Instrument, Maturity Date	Apr. 11, 2013	Apr. 11, 2013
Debt Instrument, Interest Rate, Stated Percentage	5.00%	5.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Variable at $0.04	Fixed at $0.04
Long-term Debt, Gross	25,000	25,000	25,000
Convertible Promissory Notes Payable Issuance Seven [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	May 01, 2011	May 01, 2011
Debt Instrument, Maturity Date	May 01, 2013	May 01, 2013
Debt Instrument, Interest Rate, Stated Percentage	5.00%	5.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Fixed at $0.10	Fixed at $0.10
Long-term Debt, Gross	4,000	4,250	4,250
Convertible Promissory Notes Payable Issuance Eight [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Apr. 01, 2011	Apr. 01, 2011
Debt Instrument, Maturity Date	Apr. 01, 2013	Apr. 01, 2013
Debt Instrument, Interest Rate, Stated Percentage	5.00%	5.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Fixed at $0.10	Variable conversion price
Long-term Debt, Gross	4,000	4,250	4,250
Convertible Promissory Notes Payable Issuance Nine [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Sep. 21, 2012
Debt Instrument, Maturity Date		Mar. 20, 2013
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Debt Instrument, Convertible, Terms of Conversion Feature		Fixed prices ranging from $0.0051-$0.0545
Long-term Debt, Gross			154,900
Debt Instrument Issuance Date2		Sep. 01, 2013
Debt Instrument Maturity Date1		Jun. 05, 2013
Convertible Promissory Notes Payable Issuance Ten [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Dec. 28, 2010
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Debt Instrument, Convertible, Terms of Conversion Feature		Fixed at $0.0030
Long-term Debt, Gross			13,000
Debt Instrument Maturity		On Demand
Convertible Promissory Notes Payable Issuance Eleven [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Dec. 28, 2010
Debt Instrument, Maturity Date		Dec. 06, 2011
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Debt Instrument, Convertible, Terms of Conversion Feature		Variable conversion price
Long-term Debt, Gross			375,000
Debt Instrument Issuance Date2		Jun. 09, 2011
Convertible Promissory Notes Payable Issuance Twelve [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Aug. 21, 2012
Debt Instrument, Maturity Date		Feb. 21, 2013
Debt Instrument, Interest Rate, Stated Percentage		0.00%
Debt Instrument, Convertible, Terms of Conversion Feature		Variable conversion price
Long-term Debt, Gross			6,066
Convertible Promissory Notes Payable Issuance Thirteen [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Dec. 13, 2010
Debt Instrument, Maturity Date		Dec. 13, 2012
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Debt Instrument, Convertible, Terms of Conversion Feature		Variable conversion price
Long-term Debt, Gross			100,000
Convertible Promissory Notes Payable Issuance Fourteen [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Jun. 06, 2012
Debt Instrument, Maturity Date		Dec. 03, 2012
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Debt Instrument, Convertible, Terms of Conversion Feature		Fixed at $0.03
Long-term Debt, Gross			13,000
Convertible Promissory Notes Payable Issuance Fifteen [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Sep. 26, 2011
Debt Instrument, Maturity Date		Mar. 24, 2012
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Debt Instrument, Convertible, Terms of Conversion Feature		Fixed at $0.10
Long-term Debt, Gross			3,000
Convertible Promissory Notes Payable Issuance Sixteen [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Apr. 27, 2011
Debt Instrument, Maturity Date		Apr. 27, 2013
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Debt Instrument, Convertible, Terms of Conversion Feature		Variable conversion price
Long-term Debt, Gross		0	50,000
Convertible Promissory Notes Payable Issuance One To Sixteen [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 124,393	$ 819,359